Revenue - Summary of Information about Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contracts receivable, net	$ 186,249	$ 221,859
Revenue earned on contracts in progress in excess of billings	87,520	5,768
Amounts billed in excess of revenue earned on contracts	$ 4,211	$ 9,602